Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 11,453	$ 11,100	$ 11,118	$ 12,076	$ 11,452	$ 11,131	$ 10,561	$ 10,460	$ 10,381	$ 9,911	$ 9,600
Class B
Account Value [Line Items]
Account Value	11,358	11,007	11,025	12,038	11,494	11,240	10,732	10,684	10,670	10,261	10,000
Class C
Account Value [Line Items]
Account Value	11,219	10,873	10,891	11,916	11,386	11,150	10,664	10,643	10,635	10,245	10,000
Class R6
Account Value [Line Items]
Account Value	12,232	11,822	11,812	12,781	12,104	11,736	11,106	10,967	10,861	10,357	10,000
Class Y
Account Value [Line Items]
Account Value	12,224	11,817	11,806	12,788	12,099	11,733	11,109	10,967	10,861	10,357	10,000
Class A-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class B-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class C-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class R6-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	12,488	12,163	12,104	12,986	12,399	11,925	11,207	11,083	10,924	10,318	10,000
Class Y-Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Account Value	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318	$ 10,000